Vanguard Ultra-Short Treasury ETF Investment Strategy - ETF [Member] - Vanguard Ultra-Short Treasury ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Short Treasury Index (the “Target Index”), which includes fixed income securities issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types) that have maturities up to 12 months. Under normal circumstances, the Fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index, which, under normal circumstances, is expected to be between 1 and 12 months. As of December 31, 2025, the dollar-weighted average maturity of the Target Index was 4 months.